Financial Income and Expenses	12 Months Ended
Dec. 31, 2020
Financial Income and Expenses
Financial Income and Expenses

Note 9. Financial Income and Expenses

	Year Ended
	December 31,
	2020	2019	2018

	(USD in thousands)
Financial income:
Interest income, bank	$—	$8	$2
Interest income, other	—	1	—
Foreign exchange gains	216	56	74
Total financial income	216	65	76
Financial expenses:
Interest expenses	(29)	(36)	(10)
Changes in fair value of convertible debt instruments	—	(1,183)	(684)
Interest expenses, lease liabilities	(3)	(4)
Foreign exchange losses	(194)	—	(21)
Total financial expenses	(223)	(1,222)	(719)
Net financial items	$(7)	$(1,157)	$(643)